Business Combination - Summary of Purchase Consideration and the Provisional Fair Value of Goodwill, Identifiable Assets and Liabilities of BHPP Acquired (Parenthetical) (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Provisional locked box payment received	$ 683
Dividends paid	(3,160)	$ (471)	$ (811)
BHP Petroleum International Pty Ltd [member]
Disclosure of detailed information about business combination [line items]
Provisional locked box payment received	1,513
Dividends paid	$ 830